VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 97.2%
Argentina : 2.2%
Arcor SAIC 144A
7.60%, 07/31/33 USD 50 $ 51,099
Banco Macro SA 144A
8.00%, 06/23/29 USD 50 51,015
Pampa Energia SA 144A
7.88%, 12/16/34 USD 75 77,599
Pan American Energy LLC
144A
8.50%, 04/30/32 USD 25 26,579
Pan American Energy LLC/
Argentina 144A
7.75%, 01/15/37 USD 25 25,000
Pluspetrol SA 144A
8.50%, 05/30/32 USD 100 103,995
Tecpetrol SA 144A
7.62%, 11/03/30 USD 75 75,979
7.62%, 01/22/33 USD 25 25,366
Telecom Argentina SA 144A
9.25%, 05/28/33 USD 50 51,813
9.50%, 07/18/31 USD 75 79,125
Transportadora de Gas del
Sur SA 144A
8.50%, 07/24/31 USD 25 26,390
Vista Energy Argentina SAU
144A
7.62%, 12/10/35 USD 25 25,331
8.50%, 06/10/33 USD 75 78,503
YPF Energia Electrica SA
144A
7.88%, 10/16/32 USD 25 25,415
YPF SA 144A
6.95%, 07/21/27 USD 25 25,114
7.00%, 09/30/33 (s) USD 75 73,946
7.00%, 12/15/47 USD 25 22,245
8.25%, 01/17/34 USD 50 51,057
8.50%, 06/27/29 USD 75 77,206
8.75%, 09/11/31 USD 81 84,617
9.00%, 06/30/29 (s) USD 25 25,707
1,083,101
Australia : 1.0%
Fortescue Treasury Pty Ltd.
144A
4.38%, 04/01/31 USD 50 47,287
4.50%, 09/15/27 USD 25 24,778
5.88%, 04/15/30 USD 100 101,290
6.12%, 04/15/32 USD 50 51,136
Karoon USA Finance, Inc.
144A
10.50%, 05/14/29 USD 25 26,008
Mineral Resources Ltd. 144A
7.00%, 04/01/31 USD 100 102,282
8.50%, 05/01/30 USD 100 102,886
9.25%, 10/01/28 USD 25 25,926
Nufarm Australia Ltd. /
Nufarm Americas, Inc.
144A
Par
(000’s) Value
Australia (continued)
5.00%, 01/27/30 USD 30 $ 26,964
508,557
Austria : 0.4%
ams-OSRAM AG Reg S
10.50%, 03/30/29 EUR 100 121,076
LD Celulose International
GmbH 144A
7.95%, 01/26/32 USD 50 51,415
172,491
Bahrain : 0.4%
Bapco Energies BSCC 144A
7.50%, 10/25/27 USD 100 99,162
Bapco Energies Sukuk Ltd.
144A
5.25%, 04/08/29 USD 100 95,166
194,328
Belgium : 0.2%
Azelis Finance NV Reg S
4.75%, 09/25/29 EUR 100 115,291
Underline
Bermuda : 0.3%
Digicel Group Holdings Ltd.
144A
0.00%, 12/31/30 ^∞ USD 31 0
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 USD 50 49,813
Seadrill Finance Ltd. 144A
8.38%, 08/01/30 USD 100 103,487
153,300
Brazil : 3.5%
Amaggi Luxembourg
International Sarl 144A
5.25%, 01/28/28 USD 50 49,246
Axia Energia 144A
4.62%, 02/04/30 USD 50 47,857
B3 SA - Brasil Bolsa Balcao
144A
4.12%, 09/20/31 USD 50 46,094
Banco Bradesco SA 144A
6.50%, 01/22/30 USD 150 155,145
Banco do Brasil SA 144A
6.00%, 03/18/31 USD 100 100,988
Banco Votorantim SA 144A
5.88%, 04/08/28 USD 50 50,400
Braskem Netherlands
Finance BV 144A
4.50%, 01/10/28 † USD 50 24,282
4.50%, 01/31/30 USD 50 23,305
5.88%, 01/31/50 USD 50 21,000
7.25%, 02/13/33 USD 50 23,243
BRF SA 144A
4.88%, 01/24/30 USD 50 47,404
Caixa Economica Federal
144A
5.62%, 05/13/30 USD 100 100,898
CSN Inova Ventures 144A
6.75%, 01/28/28 † USD 50 36,744

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Brazil (continued)
Globo Comunicacao e
Participacoes S/A 144A
5.50%, 01/14/32 USD 100 $ 96,434
Itau Unibanco Holding SA
144A
6.00%, 02/27/30 USD 50 51,335
Klabin Austria GmbH 144A
3.20%, 01/12/31 USD 100 89,358
5.75%, 04/03/29 USD 50 50,308
MARB BondCo PLC 144A
3.95%, 01/29/31 USD 50 44,345
MV24 Capital BV 144A
6.75%, 06/01/34 USD 17 17,328
NBM US Holdings, Inc. 144A
6.62%, 08/06/29 USD 100 100,142
Petrobras Global Finance BV
5.60%, 01/03/31 USD 25 25,165
6.75%, 01/27/41 USD 50 48,723
6.85%, 06/05/15 USD 75 68,298
6.88%, 01/20/40 USD 50 49,879
6.90%, 03/19/49 USD 25 24,055
7.25%, 03/17/44 USD 25 25,370
7.38%, 01/17/27 USD 25 25,432
Rede D'or Finance Sarl 144A
4.50%, 01/22/30 USD 50 47,777
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 USD 50 49,112
Samarco Mineracao SA 144A
9.50%, 06/30/31 USD 198 195,254
1,734,921
Bulgaria : 0.2%
Bulgarian Energy Holding
EAD Reg S
2.45%, 07/22/28 EUR 100 110,907
Underline
Burkina Faso : 0.1%
IAMGOLD Corp. 144A
5.75%, 10/15/28 USD 25 24,898
Underline
Canada : 7.8%
1011778 BC ULC / New Red
Finance, Inc. 144A
3.50%, 02/15/29 USD 125 119,412
3.88%, 01/15/28 USD 75 73,354
4.00%, 10/15/30 USD 100 94,045
5.62%, 09/15/29 USD 100 100,343
6.12%, 06/15/29 USD 50 50,836
Air Canada 144A
4.62%, 08/15/29 CAD 100 70,895
Algonquin Power & Utilities
Corp.
4.75% (US Treasury
Yield Curve Rate T 5
Year+3.25%), 01/18/82
(a) USD 50 48,669
5.25% (Generic Canadian
5 Year+3.72%), 01/18/82
(a) CAD 25 17,841
AltaGas Ltd.
Par
(000’s) Value
Canada (continued)
5.25% (Generic Canadian
5 Year+3.81%), 01/11/82
(a) CAD 15 $ 10,739
7.35% (Generic Canadian
5 Year+4.54%), 08/17/82
(a) CAD 25 18,613
8.90% (Generic Canadian
5 Year+5.09%), 11/10/83
(a) CAD 25 19,696
AltaGas Ltd. 144A
7.20% (US Treasury
Yield Curve Rate T 5
Year+3.57%), 10/15/54
(a) USD 25 25,416
ATS Automation Tooling
Systems, Inc. 144A
4.12%, 12/15/28 USD 75 72,331
ATS Corp.
6.50%, 08/21/32 CAD 25 18,393
Bell Telephone Co. of
Canada or Bell Canada
5.62% (Generic Canadian
5 Year+2.95%), 03/27/55
(a) CAD 75 53,866
6.88% (US Treasury
Yield Curve Rate T 5
Year+2.39%), 09/15/55
(a) USD 100 101,207
Bombardier, Inc. 144A
6.75%, 06/15/33 USD 50 51,698
7.00%, 06/01/32 USD 25 25,977
7.25%, 07/01/31 USD 50 52,458
7.45%, 05/01/34 USD 50 54,133
7.50%, 02/01/29 USD 25 25,977
8.75%, 11/15/30 USD 75 79,859
Brookfield Property Finance
ULC
7.12%, 02/13/28 CAD 25 18,606
Brookfield Residential
Properties, Inc. /
Brookfield Residential US
LLC 144A
5.00%, 06/15/29 † USD 25 23,743
6.25%, 09/15/27 USD 50 49,979
Capital Power Corp.
8.12% (Generic Canadian
5 Year+4.44%), 06/05/54
(a) CAD 25 20,193
Capstone Copper Corp. 144A
6.75%, 03/31/33 USD 50 49,717
Cascades, Inc./Cascades USA
Inc 144A
5.38%, 01/15/28 USD 25 24,765
6.75%, 07/15/30 USD 25 25,240
Champion Iron Canada, Inc.
144A
7.88%, 07/15/32 USD 25 25,987
Cineplex, Inc. 144A
7.62%, 03/31/29 CAD 25 18,599

Par
(000’s) Value
Canada (continued)
Cogeco Communications,
Inc.
6.12%, 02/27/29 CAD 25 $ 18,468
Corus Entertainment, Inc.
Reg S
5.00%, 05/11/28 CAD 25 5,688
Doman Building Materials
Group Ltd.
7.50%, 09/17/29 CAD 25 18,339
Dye & Durham Ltd. 144A
8.62%, 04/15/29 † USD 15 12,569
Eldorado Gold Corp. 144A
6.25%, 09/01/29 USD 25 24,882
Empire Communities Corp.
144A
9.75%, 05/01/29 USD 25 25,134
First Quantum Minerals Ltd.
144A
6.38%, 02/15/36 USD 50 48,139
7.25%, 02/15/34 USD 100 101,885
8.00%, 03/01/33 USD 50 52,180
8.62%, 06/01/31 USD 50 51,905
Garda World Security Corp.
144A
6.00%, 06/01/29 USD 50 47,641
8.38%, 11/15/32 USD 75 75,117
GFL Environmental, Inc.
144A
4.00%, 08/01/28 USD 100 97,284
4.38%, 08/15/29 USD 25 24,341
4.75%, 06/15/29 USD 25 24,547
6.75%, 01/15/31 USD 100 103,608
Gibson Energy, Inc.
5.25% (Generic Canadian
5 Year+4.71%), 12/22/80
(a) CAD 25 17,903
goeasy Ltd. 144A
6.88%, 05/15/30 USD 25 20,744
7.38%, 10/01/30 USD 75 62,183
7.62%, 07/01/29 USD 15 13,177
9.25%, 12/01/28 USD 15 13,965
Great Canadian Gaming
Corp./Raptor LLC 144A
8.75%, 11/15/29 USD 25 24,406
Inter Pipeline Ltd.
6.88% (Canada
Bankers' Acceptances
3 Month+5.01%),
03/26/79 (a) CAD 25 18,782
International Petroleum
Corp. Reg S
7.50%, 10/10/30 USD 25 25,478
Ivanhoe Mines Ltd. 144A
7.88%, 01/23/30 USD 100 101,162
Jones Deslauriers Insurance
Management, Inc. 144A
7.25%, 10/01/33 CAD 25 17,444
8.50%, 03/15/30 USD 25 25,432
Keyera Corp.
Par
(000’s) Value
Canada (continued)
6.00% (Generic Canadian
5 Year+2.80%), 10/15/55
(a) CAD 25 $ 18,042
Laurentian Bank of Canada
5.09% (Canada
Bankers' Acceptances
3 Month+2.42%),
06/15/32 (a) CAD 25 18,086
Mattamy Group Corp. 144A
4.62%, 03/01/30 USD 50 47,579
Mercer International, Inc.
5.12%, 02/01/29 USD 50 26,056
Methanex Corp.
5.25%, 12/15/29 USD 100 99,055
New Gold, Inc. 144A
6.88%, 04/01/32 USD 25 25,858
North American
Construction Group Ltd.
144A
7.75%, 05/01/30 CAD 25 18,340
Northriver Midstream
Finance LP 144A
6.75%, 07/15/32 USD 25 25,091
NOVA Chemicals Corp. 144A
4.25%, 05/15/29 USD 50 48,675
5.25%, 06/01/27 USD 40 39,961
8.50%, 11/15/28 USD 50 52,028
9.00%, 02/15/30 USD 25 26,423
Open Text Corp. 144A
3.88%, 12/01/29 USD 75 67,108
Pembina Pipeline Corp.
4.80% (Generic Canadian
5 Year+4.17%), 01/25/81
(a) CAD 25 17,738
Precision Drilling Corp. 144A
6.88%, 01/15/29 USD 25 25,200
Recipe UnLtd Corp./Societe
De Re Cettes Illimitees
5.70%, 01/29/33 CAD 25 17,864
Rogers Communications, Inc.
5.62% (Generic Canadian
5 Year+2.85%), 04/15/55
(a) CAD 50 35,775
7.00% (US Treasury
Yield Curve Rate T 5
Year+2.65%), 04/15/55
(a) USD 50 50,228
7.12% (US Treasury
Yield Curve Rate T 5
Year+2.62%), 04/15/55
(a) USD 75 76,795
Saturn Oil & Gas, Inc. 144A
9.62%, 06/15/29 USD 24 25,137
Secure Waste Infrastructure
Corp. 144A
5.75%, 11/20/32 CAD 25 18,032
Sleep Country Canada
Holdings, Inc.
6.62%, 11/28/32 CAD 25 18,084

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Canada (continued)
South Bow Canadian
Infrastructure Holdings
Ltd.
7.50% (US Treasury
Yield Curve Rate T 5
Year+3.67%), 03/01/55
(a) USD 25 $ 26,046
7.62% (US Treasury
Yield Curve Rate T 5
Year+3.95%), 03/01/55
(a) USD 50 51,508
Superior Plus LP / Superior
General Partner, Inc. 144A
4.50%, 03/15/29 USD 25 23,916
Superior Plus LP 144A
4.25%, 05/18/28 CAD 25 17,735
Tamarack Valley Energy Ltd.
144A
7.25%, 05/10/27 CAD 25 18,042
Taseko Mines Ltd. 144A
8.25%, 05/01/30 USD 25 26,095
Teine Energy Ltd. 144A
6.88%, 04/15/29 USD 25 25,009
TELUS Corp.
5.38% (Generic Canadian
5 Year+2.47%), 06/09/56
(a) CAD 25 17,547
6.25% (Generic Canadian
5 Year+3.48%), 07/21/55
(a) CAD 75 55,178
6.62% (US Treasury
Yield Curve Rate T 5
Year+2.77%), 10/15/55
(a) USD 100 100,104
6.75% (Generic Canadian
5 Year+3.61%), 07/21/55
(a) CAD 40 30,356
7.00% (US Treasury
Yield Curve Rate T 5
Year+2.71%), 10/15/55
(a) USD 50 51,064
TransAlta Corp.
6.90%, 11/15/30 (s) CAD 25 19,393
TransAlta Corp. 144A
5.62%, 03/24/32 CAD 25 18,541
TransAlta Corp. Reg S
5.62%, 03/24/32 CAD 25 18,457
Vermilion Energy, Inc. 144A
7.25%, 02/15/33 USD 25 25,235
3,836,371
Cayman Islands : 1.3%
Arada Sukuk 2 Ltd. Reg S
8.00%, 06/24/29 USD 200 187,174
Banco BTG Pactual SA 144A
6.25%, 04/08/29 USD 50 50,480
Banco BTG Pactual SA/
Cayman Islands 144A
5.50%, 01/27/31 USD 100 96,700
Par
(000’s) Value
Cayman Islands (continued)
C&W Senior Finance Ltd.
144A
9.00%, 01/15/33 USD 50 $ 50,570
Energuate Trust 2 0 144A
6.35%, 09/15/35 USD 100 98,086
Global Aircraft Leasing Co.
Ltd. 144A
8.75%, 09/01/27 USD 140 142,210
625,220
Chile : 0.5%
Falabella SA 144A
3.38%, 01/15/32 USD 50 43,719
Inversiones CMPC SA 144A
6.70% (US Treasury
Yield Curve Rate T 5
Year+2.83%), 12/09/57
(a) USD 100 97,735
Latam Airlines Group SA
144A
7.88%, 04/15/30 USD 100 101,125
242,579
China : 1.2%
CFAMC III Co. Ltd. Reg S
4.25%, 11/07/27 USD 200 198,550
Melco Resorts Finance Ltd.
144A
5.38%, 12/04/29 USD 100 96,133
5.62%, 07/17/27 USD 50 49,334
5.75%, 07/21/28 USD 50 48,970
Studio City Finance Ltd. 144A
5.00%, 01/15/29 USD 100 93,857
Wynn Macau Ltd. 144A
6.75%, 02/15/34 USD 100 97,682
584,526
Colombia : 2.2%
Ecopetrol SA
4.62%, 11/02/31 USD 125 111,169
5.88%, 05/28/45 USD 100 73,705
6.88%, 04/29/30 USD 100 100,169
7.38%, 09/18/43 † USD 100 90,930
7.75%, 02/01/32 USD 75 75,802
8.38%, 01/19/36 USD 100 101,473
8.62%, 01/19/29 USD 50 52,879
8.88%, 01/13/33 USD 75 79,004
Empresas Publicas de
Medellin ESP 144A
4.25%, 07/18/29 USD 75 69,800
Grupo Aval Ltd. 144A
4.38%, 02/04/30 USD 50 46,774
Grupo Nutresa SA 144A
8.00%, 05/12/30 USD 50 53,013
9.00%, 05/12/35 USD 150 167,115
Termocandelaria Power SA
144A
7.75%, 09/17/31 USD 50 50,953
1,072,786

Par
(000’s) Value
Costa Rica : 0.1%
Instituto Costarricense de
Electricidad 144A
6.38%, 05/15/43 USD 50 $ 48,608
Underline
Czech Republic : 0.2%
Energo - Pro as Reg S
8.00%, 05/27/30 EUR 100 118,116
Underline
Denmark : 0.5%
Genmab Finance LLC 144A
6.25%, 12/15/32 USD 150 153,893
Orsted AS Reg S
1.75% (EUR Swap Annual
5 Year+1.95%), 12/09/19
(a) EUR 100 110,717
264,610
Dominican Republic : 0.1%
Aeropuertos Dominicanos
Siglo XXI SA 144A
7.00%, 06/30/34 USD 25 25,494
Underline
Finland : 0.2%
Finnair Oyj Reg S
4.75%, 05/24/29 EUR 100 115,081
Underline
France : 11.2%
Accor SA Reg S
7.25% (EUR Swap Annual
5 Year+4.11%), 01/11/29
(o)(a) EUR 100 122,102
Air France-KLM Reg S
8.12%, 05/31/28 EUR 100 123,140
Alstom SA Reg S
5.87% (EUR Swap Annual
5 Year+2.93%), 05/29/29
(o)(a) EUR 100 118,711
Altice France SA 144A
6.50%, 04/15/32 USD 76 72,287
Altice France SA Reg S
4.75%, 10/15/30 EUR 99 108,152
5.62%, 07/15/32 EUR 99 108,978
7.25%, 11/01/29 EUR 124 141,597
Atos SE Reg S
9.36%, 12/18/29 (s) EUR 75 97,532
Banijay Entertainment SAS
144A
8.12%, 05/01/29 USD 50 51,558
CAB Selas Reg S
3.38%, 02/01/28 EUR 100 112,028
Cerba Healthcare SACA
Reg S
3.50%, 05/31/28 EUR 100 84,492
CMA CGM SA Reg S
5.50%, 07/15/29 EUR 100 116,280
Constellium SE 144A
3.75%, 04/15/29 USD 100 95,455
Electricite de France SA 144A
9.12% (US Treasury
Yield Curve Rate T 5
Year+5.41%), 03/15/33
(o)(a) USD 50 57,915
Par
(000’s) Value
France (continued)
Electricite de France SA Reg
S
4.38% (EUR Swap Annual
5 Year+2.07%), 01/06/31
(o)(a) EUR 100 $ 111,869
5.88% (BPISDS15+3.32%),
01/22/29 (o)(a) GBP 200 258,135
7.38% (UK Govt Bonds 5
Year Note Generic Bid
Yield+3.77%), 06/17/35
(o)(a) GBP 100 133,126
Emeria SASU Reg S
7.75%, 03/31/28 EUR 100 95,475
Eramet SA Reg S
6.50%, 11/30/29 EUR 100 105,124
Eurofins Scientific SE Reg S
6.75% (Euribor 3 Month
ACT/360+4.24%),
04/24/28 (o)(a) EUR 100 119,750
Eutelsat SA Reg S
2.25%, 07/13/27 EUR 100 115,112
Fnac Darty SA Reg S
6.00%, 04/01/29 EUR 100 118,744
Forvia SE Reg S
2.38%, 06/15/27 EUR 100 113,016
5.50%, 06/15/31 EUR 100 114,378
5.62%, 06/15/30 EUR 100 116,522
Holding d'Infrastructures
des Metiers de
l'Environnement SAS Reg S
0.62%, 09/16/28 EUR 100 108,683
Iliad Holding SAS 144A
8.50%, 04/15/31 USD 100 104,715
Iliad Holding SAS Reg S
5.38%, 04/15/30 EUR 100 116,802
iliad SA Reg S
5.38%, 06/14/27 EUR 100 116,869
5.62%, 02/15/30 EUR 100 121,054
Loxam SAS Reg S
6.38%, 05/31/29 EUR 90 106,679
New Immo Holding SA Reg S
5.88%, 04/17/28 EUR 100 115,577
6.00%, 03/22/29 EUR 100 115,414
Nexans SA Reg S
4.12%, 05/29/29 EUR 100 115,537
Opal Bidco SAS Reg S
5.50%, 03/31/32 EUR 100 112,862
Paprec Holding SA Reg S
3.50%, 07/01/28 EUR 100 114,281
Picard Groupe SAS Reg S
6.38%, 07/01/29 EUR 100 116,583
RCI Banque SA Reg S
5.50% (EUR Swap Annual
5 Year+2.75%), 10/09/34
(a) EUR 100 116,842
Renault SA Reg S
2.50%, 04/01/28 EUR 100 111,993
Rexel SA Reg S
2.12%, 06/15/28 EUR 100 111,400

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
France (continued)
Seche Environnement SACA
Reg S
4.50%, 03/25/30 EUR 100 $ 113,967
Tereos Finance Groupe I SA
Reg S
7.25%, 04/15/28 EUR 100 116,470
Unibail-Rodamco-Westfield
SE Reg S
4.88% (EUR Swap Annual
5 Year+2.50%), 07/04/30
(o)(a) EUR 100 115,384
Valeo SE Reg S
1.00%, 08/03/28 EUR 100 106,786
4.50%, 04/11/30 EUR 100 114,297
Veolia Environnement SA
Reg S
2.50% (EUR Swap Annual
5 Year+2.84%), 01/20/29
(o)(a) EUR 100 109,079
4.37% (EUR Swap Annual
5 Year+2.05%), 05/20/30
(o)(a) EUR 100 114,091
Verallia SA Reg S
3.88%, 11/04/32 EUR 100 109,874
Worldline SA/France Reg S
5.25%, 11/27/29 EUR 100 99,972
5,516,689
Georgia : 0.0%
Georgian Railway JSC 144A
4.00%, 06/17/28 USD 25 23,737
Underline
Germany : 5.1%
alstria Sarl Reg S
5.50%, 03/20/31 EUR 100 115,820
Bayer AG Reg S
3.12% (EUR Swap Annual
5 Year+3.11%), 11/12/79
(a) EUR 100 112,837
7.00% (EUR Swap Annual
5 Year+3.90%), 09/25/83
(a) EUR 100 122,258
Cerdia Finanz GmbH 144A
9.38%, 10/03/31 USD 100 99,553
Cheplapharm Arzneimittel
GmbH Reg S
7.12%, 06/15/31 EUR 100 115,719
Dresdner Funding Trust I
144A
8.15%, 06/30/31 USD 125 134,016
Fressnapf Holding SE Reg S
5.25%, 10/31/31 EUR 100 113,144
Gruenenthal GmbH Reg S
4.12%, 05/15/28 EUR 100 114,382
IHO Verwaltungs GmbH
144A
7.75%, 11/15/30 USD 100 101,727
IHO Verwaltungs GmbH
Reg S
8.75%, 05/15/28 EUR 100 118,161
Par
(000’s) Value
Germany (continued)
LANXESS AG Reg S
1.75%, 03/22/28 EUR 100 $ 110,209
Mahle GmbH Reg S
2.38%, 05/14/28 EUR 100 110,558
METRO AG Reg S
5.25%, 03/05/30 EUR 100 118,266
Nidda Healthcare Holding
GmbH Reg S
5.62%, 02/21/30 EUR 100 115,310
Progroup AG Reg S
5.38%, 04/15/31 EUR 100 113,104
Schaeffler AG Reg S
3.38%, 10/12/28 EUR 100 111,793
4.50%, 03/28/30 EUR 100 113,533
4.75%, 08/14/29 EUR 100 114,974
Techem
Verwaltungsgesellschaft
675 mbH Reg S
5.38%, 07/15/29 EUR 100 117,095
TUI Cruises GmbH Reg S
5.00%, 05/15/30 EUR 100 112,409
ZF Europe Finance BV Reg S
3.00%, 10/23/29 EUR 100 105,219
ZF North America Capital,
Inc. 144A
7.50%, 03/24/31 USD 100 98,309
2,488,396
Greece : 1.2%
Alpha Bank SA Reg S
6.00% (EUR Swap Annual
5 Year+3.27%), 09/13/34
(a) EUR 100 119,905
Eurobank SA Reg S
4.25% (EUR Swap Annual
5 Year+2.00%), 04/30/35
(a) EUR 100 112,752
Metlen Energy & Metals SA
Reg S
4.00%, 10/17/29 EUR 100 114,099
Piraeus Bank SA Reg S
5.38% (EUR Swap Annual
5 Year+3.15%), 09/18/35
(a) EUR 100 117,336
Public Power Corp. SA Reg S
4.62%, 10/31/31 EUR 100 115,267
579,359
Guatemala : 0.2%
Central American Bottling
Corp. / CBC Bottling
Holdco SL / Beliv Holdco
SL 144A
5.25%, 04/27/29 USD 100 97,382
Underline
Hungary : 0.2%
MBH Bank Nyrt Reg S
5.25% (Euribor 3 Month
ACT/360+3.00%),
01/29/30 (a) EUR 100 115,514
Underline

Par
(000’s) Value
India : 1.1%
Continuum Green Energy
India Pvt / Co.-Issuers
144A
7.50%, 06/26/33 USD 94 $ 93,046
Delhi International Airport
Ltd. 144A
6.45%, 06/04/29 USD 100 102,773
IIFL Finance Ltd. 144A
8.75%, 07/24/28 USD 100 101,321
JSW Steel Ltd. 144A
5.05%, 04/05/32 USD 100 95,860
Muthoot Finance Ltd. 144A
6.38%, 04/23/29 USD 100 99,477
Shriram Finance Ltd. 144A
6.62%, 04/22/27 USD 50 50,409
542,886
Indonesia : 0.1%
Bakrie Telecom Pte Ltd.
Reg S
11.50%, 05/07/15 (d) * USD 150 1,313
Indika Energy Tbk PT 144A
8.75%, 05/07/29 USD 25 24,721
26,034
Ireland : 0.4%
ASG Finance DAC 144A
9.75%, 05/15/29 USD 100 81,316
eircom Finance DAC Reg S
5.00%, 04/30/31 EUR 100 115,064
196,380
Israel : 0.5%
Energean Israel Finance Ltd.
144A Reg S
8.50%, 09/30/33 USD 50 51,523
Leviathan Bond Ltd. 144A
Reg S
6.50%, 06/30/27 USD 25 25,016
6.75%, 06/30/30 USD 40 40,681
Teva Pharmaceutical Finance
Co. LLC
6.15%, 02/01/36 USD 25 25,788
Teva Pharmaceutical Finance
Netherlands III BV
4.10%, 10/01/46 USD 100 74,250
6.75%, 03/01/28 USD 50 51,271
268,529
Italy : 4.4%
A2A SpA Reg S
5.00% (EUR Swap Annual
5 Year+2.26%), 06/11/29
(o)(a) EUR 100 116,565
Almaviva-The Italian
Innovation Co. SpA Reg S
5.00%, 10/30/30 EUR 100 109,550
Banca IFIS SpA Reg S
5.50%, 02/27/29 EUR 100 120,331
Banco BPM SpA Reg S
4.50% (EUR Swap Annual
5 Year+2.25%), 11/26/36
(a) EUR 200 230,656
Par
(000’s) Value
Italy (continued)
Engineering - Ingegneria
Informatica - SpA Reg S
11.12%, 05/15/28 EUR 100 $ 117,132
IMA Industria Macchine
Automatiche SpA Reg S
3.75%, 01/15/28 EUR 100 113,419
Infrastrutture Wireless
Italiane SpA Reg S
3.62%, 10/13/32 EUR 100 104,825
3.75%, 04/01/30 EUR 100 109,704
Lottomatica Group Spa Reg
S
5.38%, 06/01/30 EUR 100 117,575
Mundys SpA Reg S
1.88%, 02/12/28 EUR 200 222,015
Poste Italiane SpA Reg S
2.62% (EUR Swap Annual
5 Year+2.68%), 03/24/29
(o)(a) EUR 100 108,668
Prysmian SpA Reg S
5.25% (EUR Swap Annual
5 Year+3.01%), 05/21/30
(o)(a) EUR 100 117,252
TeamSystem SpA Reg S
5.00%, 07/01/31 EUR 100 106,622
Telecom Italia Capital SA
6.38%, 11/15/33 USD 25 26,140
7.72%, 06/04/38 USD 200 222,981
Telecom Italia SpA Reg S
1.62%, 01/18/29 EUR 100 109,039
Webuild SpA Reg S
7.00%, 09/27/28 EUR 100 121,199
2,173,673
Jamaica : 0.2%
Digicel International Finance
Ltd. / Difl US LLC 144A
8.62%, 08/01/32 USD 100 101,828
Underline
Japan : 3.4%
Kioxia Holdings Corp. 144A
6.62%, 07/24/33 USD 100 102,872
Nissan Motor Co. Ltd. 144A
4.34%, 09/17/27 USD 150 146,030
4.81%, 09/17/30 USD 175 159,064
7.50%, 07/17/30 USD 50 50,427
8.12%, 07/17/35 USD 75 77,231
Nissan Motor Co. Ltd. Reg S
3.20%, 09/17/28 EUR 100 111,204
Rakuten Group, Inc. 144A
6.25% (US Treasury
Yield Curve Rate T 5
Year+4.96%), 04/22/26
(o)(a) USD 25 23,066
8.12% (US Treasury
Yield Curve Rate T 5
Year+4.25%), 12/15/29
(o)(a) USD 50 49,631
9.75%, 04/15/29 USD 100 106,669
SoftBank Group Corp. Reg S

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Japan (continued)
3.38%, 07/06/29 EUR 100 $ 108,717
4.00%, 09/19/29 EUR 100 111,380
5.00%, 04/15/28 EUR 100 115,031
5.12%, 09/19/27 USD 200 197,634
5.38%, 01/08/29 EUR 100 115,987
6.88%, 01/10/31 USD 200 192,930
1,667,873
Jersey, Channel Islands : 0.2%
Toucan FinCo Ltd./Toucan
FinCo Can, Inc./Toucan
FinCo US LLC 144A
9.50%, 05/15/30 USD 100 88,432
Underline
Luxembourg : 7.6%
Adecoagro SA 144A
7.50%, 07/29/32 USD 30 29,543
Aegea Finance Sarl 144A
7.62%, 01/20/36 USD 100 86,883
9.00%, 01/20/31 USD 50 48,737
Aegis Lux 1a Sarl Reg S
5.62%, 10/29/31 EUR 100 114,057
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
144A
7.00%, 05/21/30 USD 100 102,278
Altice Financing SA 144A
5.00%, 01/15/28 USD 150 105,492
5.75%, 08/15/29 USD 50 35,061
Ardagh Group SA 144A
9.50%, 12/01/30 USD 50 52,466
Aroundtown Finance Sarl
7.88% (US Treasury
Yield Curve Rate T 5
Year+3.16%), 08/07/29
(o)(a) USD 150 149,104
Cidron Aida Finco Sarl Reg S
7.00%, 10/27/31 EUR 100 109,092
Connect Finco SARL /
Connect US Finco LLC
144A
9.00%, 09/15/29 USD 75 78,884
Consolidated Energy Finance
SA 144A
12.00%, 02/15/31 USD 50 49,312
CPI Property Group SA Reg S
1.50%, 01/27/31 EUR 100 90,086
1.75%, 01/14/30 EUR 100 96,283
4.00%, 01/22/28 (s) GBP 100 127,039
CSN Resources SA 144A
4.62%, 06/10/31 † USD 50 30,695
8.88%, 12/05/30 USD 100 71,000
Currenta Group Holdings
Sarl Reg S
5.50%, 05/15/30 EUR 100 114,811
Energean Israel Finance Ltd.
144A Reg S
5.38%, 03/30/28 USD 25 24,095
5.88%, 03/30/31 USD 35 32,599
Essendi SA Reg S
Par
(000’s) Value
Luxembourg (continued)
6.38%, 10/15/29 EUR 100 $ 115,978
Froneri Lux FinCo SARL 144A
6.00%, 08/01/32 USD 100 97,597
FS Luxembourg Sarl 144A
8.62%, 06/25/33 USD 100 99,175
ION Platform Finance US,
Inc. 144A
7.88%, 09/30/32 USD 100 77,528
LHMC Finco 2 Sarl Reg S
9.38%, 05/15/30 EUR 105 126,662
Luna 1.5 Sarl Reg S
10.50%, 07/01/32 EUR 100 122,561
Maxam Prill Sarl 144A
7.75%, 07/15/30 USD 100 101,946
MC Brazil Downstream
Trading Sarl 144A
7.25%, 06/30/31 USD 45 40,869
MHP Lux SA 144A
10.50%, 07/28/29 USD 50 50,416
Minerva Luxembourg SA
144A
4.38%, 03/18/31 USD 75 67,997
NJJ Continental SA Reg S
4.50%, 01/30/30 EUR 100 115,100
Nova Securitisation Sarl
144A
5.75%, 02/03/31 USD 100 96,873
PRIO Luxembourg Holding
Sarl 144A
6.75%, 10/15/30 USD 50 48,700
Puma International
Financing SA 144A
7.75%, 04/25/29 USD 25 25,547
Rede D'or Finance Sarl 144A
6.45%, 09/09/35 USD 100 100,170
Rossini Sarl Reg S
6.75%, 12/31/29 EUR 100 118,740
Saavi Energia Sarl 144A
8.88%, 02/10/35 USD 125 131,331
SES SA Reg S
4.88%, 06/24/33 EUR 100 113,461
5.50% (EUR Swap Annual
5 Year+3.23%), 09/12/54
(a) EUR 100 112,418
Stena International SA 144A
7.25%, 01/15/31 USD 100 101,123
Telenet Finance Luxembourg
Notes Sarl Reg S
3.50%, 03/01/28 EUR 100 113,010
TK Elevator US Newco, Inc.
144A
5.25%, 07/15/27 USD 100 99,811
Vivion Investments Sarl
Reg S
6.50%, 02/28/29 EUR 101 116,489
3,741,019

Par
(000’s) Value
Malta : 0.2%
VistaJet Malta Finance PLC
/ Vista Management
Holding, Inc. 144A
6.38%, 02/01/30 † USD 50 $ 43,236
7.88%, 05/01/27 USD 50 49,398
92,634
Mauritius : 0.5%
Greenko Power II Ltd. 144A
4.30%, 12/13/28 USD 76 71,530
UPL Corp. Ltd. Reg S
4.62%, 06/16/30 USD 200 177,034
248,564
Mexico : 3.7%
Alpek SAB de CV 144A
3.25%, 02/25/31 USD 125 104,992
Borr IHC Ltd. / Borr Finance
LLC 144A
10.00%, 11/15/28 USD 43 43,806
Cemex SAB de CV 144A
7.20% (US Treasury
Yield Curve Rate T 5
Year+3.52%), 06/10/30
(o)(a) USD 50 50,687
Grupo Aeromexico SAB de
CV 144A
8.62%, 11/15/31 † USD 50 48,125
Nemak SAB de CV 144A
3.62%, 06/28/31 † USD 50 42,601
Orbia Advance Corp. SAB de
CV 144A
5.88%, 09/17/44 USD 50 35,747
6.80%, 05/13/30 USD 50 49,202
Petroleos Mexicanos
5.35%, 02/12/28 USD 30 29,689
5.95%, 01/28/31 USD 150 143,527
6.35%, 02/12/48 USD 50 38,296
6.38%, 01/23/45 USD 50 39,418
6.50%, 01/23/29 USD 25 25,076
6.50%, 06/02/41 USD 50 42,210
6.62%, 06/15/35 USD 150 139,906
6.70%, 02/16/32 USD 250 244,877
6.75%, 09/21/47 USD 150 119,812
6.84%, 01/23/30 USD 50 50,142
6.95%, 01/28/60 USD 150 118,314
7.69%, 01/23/50 USD 275 238,321
8.75%, 06/02/29 USD 50 52,593
10.00%, 02/07/33 USD 50 56,997
Petroleos Mexicanos Reg S
4.75%, 02/26/29 EUR 100 114,683
1,829,021
Mongolia : 0.1%
Golomt Bank 144A
11.00%, 05/20/27 USD 25 25,351
Underline
Netherlands : 8.0%
Abertis Infraestructuras
Finance BV Reg S
Par
(000’s) Value
Netherlands (continued)
4.87% (EUR Swap Annual
5 Year+2.62%), 11/28/29
(o)(a) EUR 100 $ 115,655
Boels Topholding BV Reg S
5.75%, 05/15/30 EUR 100 116,195
Braskem Netherlands
Finance BV 144A
8.50%, 01/12/31 USD 125 59,375
Citycon Treasury BV Reg S
5.38%, 07/08/31 EUR 100 106,434
Dufry One BV Reg S
3.38%, 04/15/28 EUR 100 113,048
Flora Food Management BV
Reg S
6.88%, 07/02/29 EUR 100 108,288
IPD 3 BV Reg S
5.50%, 06/15/31 EUR 100 108,718
Koninklijke KPN NV Reg S
6.00% (EUR Swap Annual
5 Year+3.77%), 09/21/27
(o)(a) EUR 100 118,499
Odido Holding BV Reg S
3.75%, 01/15/29 EUR 100 112,421
Petrobras Global Finance BV
5.12%, 09/10/30 USD 100 98,110
5.50%, 06/10/51 USD 25 20,007
6.00%, 01/13/35 USD 50 49,594
6.25%, 01/10/36 USD 75 73,357
6.50%, 07/03/33 USD 100 102,523
Saipem Finance
International BV Reg S
4.88%, 05/30/30 EUR 100 118,809
Sunrise FinCo I BV 144A
4.88%, 07/15/31 USD 100 95,312
Sunrise FinCo I BV Reg S
4.62%, 05/15/32 EUR 100 112,956
Telefonica Europe BV Reg S
2.38% (EUR Swap Annual
8 Year+2.62%), 02/12/29
(o)(a) EUR 100 107,849
5.75%
(EUAMDB08+3.12%),
01/15/32 (o)(a) EUR 100 117,979
6.13% (EUR Swap Annual
7 Year+3.35%), 12/31/99
(o)(a) EUR 100 119,898
6.75%
(EUAMDB08+3.62%),
06/07/31 (o)(a) EUR 100 123,181
TenneT Holding BV Reg S
4.88% (EUR Swap Annual
5 Year+2.21%), 12/21/31
(o)(a) EUR 100 118,249
Teva Pharmaceutical Finance
Netherlands II BV
3.75%, 05/09/27 EUR 100 114,857
4.12%, 06/01/31 EUR 100 113,816
4.38%, 05/09/30 EUR 100 115,597
7.38%, 09/15/29 EUR 100 125,964

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Netherlands (continued)
Teva Pharmaceutical Finance
Netherlands III BV
4.75%, 05/09/27 USD 25 $ 24,974
5.12%, 05/09/29 † USD 50 49,870
6.00%, 12/01/32 USD 25 25,674
Teva Pharmaceutical Finance
Netherlands IV BV
5.75%, 12/01/30 USD 25 25,334
Trivium Packaging Finance
BV Reg S
6.62%, 07/15/30 EUR 100 116,139
United Group BV Reg S
3.62%, 02/15/28 EUR 100 112,950
6.50%, 10/31/31 EUR 100 113,964
VZ Vendor Financing II BV
Reg S
2.88%, 01/15/29 EUR 200 210,709
Wintershall Dea Finance 2
BV Reg S
3.00% (EUR Swap Annual
5 Year+3.32%), 07/20/28
(o)(a) EUR 100 110,243
Yinson Bergenia Production
BV 144A
8.50%, 01/31/45 USD 99 104,444
Yinson Boronia Production
BV 144A
8.95%, 07/31/42 USD 49 53,019
ZF Europe Finance BV Reg S
4.75%, 01/31/29 EUR 100 111,762
Ziggo Bond Co. BV Reg S
3.38%, 02/28/30 EUR 100 97,687
Ziggo BV 144A
4.88%, 01/15/30 USD 100 93,480
3,936,940
Norway : 0.3%
Var Energi ASA Reg S
7.86% (EUR Swap Annual
5 Year+4.76%), 11/15/83
(a) EUR 100 124,671
Underline
Oman : 0.6%
Mazoon Assets Co. SAOC
144A
5.25%, 10/09/31 USD 50 50,016
OmGrid Funding Ltd. 144A
5.20%, 05/16/27 USD 100 100,159
Oryx Funding Ltd. 144A
5.80%, 02/03/31 USD 50 50,763
Oztel Holdings SPC Ltd. 144A
6.62%, 04/24/28 USD 100 102,778
303,716
Panama : 0.4%
AES Panama Generation
Holdings SRL 144A
4.38%, 05/31/30 USD 70 64,866
Banistmo SA 144A
4.25%, 07/31/27 USD 50 49,224
Par
(000’s) Value
Panama (continued)
Sable International Finance
Ltd. 144A
7.12%, 10/15/32 USD 75 $ 74,158
188,248
Peru : 0.7%
Banco Internacional del Peru
SAA Interbank 144A
6.40% (US Treasury
Yield Curve Rate T 5
Year+2.07%), 04/30/35
(a) USD 50 50,698
Cia de Minas Buenaventura
SAA 144A
6.80%, 02/04/32 USD 25 25,414
Hudbay Minerals, Inc. 144A
6.12%, 04/01/29 USD 25 25,005
Minsur SA 144A
4.50%, 10/28/31 USD 50 47,080
Peru LNG Srl 144A
5.38%, 03/22/30 USD 17 16,193
Petroleos del Peru SA 144A
4.75%, 06/19/32 USD 75 59,525
San Miguel Industrias PET
SA / NG PET R&P Latin
America SA 144A
3.75%, 08/02/28 USD 100 96,373
320,288
Poland : 0.6%
Canpack SA / Canpack US
LLC 144A
3.88%, 11/15/29 USD 100 93,958
InPost SA Reg S
4.00%, 04/01/31 EUR 200 221,106
315,064
Portugal : 0.7%
EDP SA Reg S
4.38% (EUR Swap Annual
5 Year+1.92%), 12/02/55
(a) EUR 100 110,934
4.62% (EUR Swap Annual
5 Year+2.40%), 09/16/54
(a) EUR 100 114,841
4.75% (EUR Swap Annual
5 Year+2.05%), 05/29/54
(a) EUR 100 116,199
341,974
Romania : 0.2%
Banca Transilvania SA Reg S
5.12% (EURIBOR
ICE Swap Rate 1
Year+2.95%), 09/30/30
(a) EUR 100 116,525
Underline
Saudi Arabia : 0.4%
Dar Al-Arkan Sukuk Co. Ltd.
Reg S
7.25%, 07/02/30 USD 200 195,110
Underline

Par
(000’s) Value
Singapore : 0.2%
Medco Maple Tree Pte Ltd.
144A
8.96%, 04/27/29 USD 50 $ 51,490
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 USD 64 64,084
115,574
South Africa : 0.3%
Sasol Financing USA LLC
6.50%, 09/27/28 USD 50 50,648
Transnet/South Africa 144A
8.25%, 02/06/28 USD 100 103,577
154,225
Spain : 0.6%
Abengoa Abenewco 2 SA
Reg S
1.50%, 10/26/24 (d) * USD 63 104
1.50%, 10/26/24 (d) * USD 63 633
Abengoa SA
0.00%, 03/31/27 (s) ^ EUR 100 577
AI Candelaria Spain SA 144A
5.75%, 06/15/33 USD 50 44,129
Celsa Opco SA Reg S
8.25%, 12/15/30 EUR 100 114,323
Colombia
Telecomunicaciones SA
ESP 144A
4.95%, 07/17/30 USD 50 45,368
Grifols SA Reg S
3.88%, 10/15/28 EUR 100 112,868
318,002
Sweden : 1.3%
Heimstaden Bostad AB Reg S
2.62% (EUR Swap Annual
5 Year+3.15%), 02/01/27
(o)(a) EUR 100 111,869
Intrum Investments And
Financing AB 144A Reg S
8.50%, 09/11/30 EUR 200 191,009
Verisure Holding AB Reg S
5.50%, 05/15/30 EUR 100 117,924
Verisure Midholding AB
Reg S
5.25%, 02/15/29 EUR 100 115,055
Volvo Car AB Reg S
4.25%, 05/31/28 EUR 100 115,321
651,178
Tanzania : 0.1%
AngloGold Ashanti Holdings
PLC
6.50%, 04/15/40 USD 40 42,489
Underline
Thailand : 0.5%
Bangkok Bank PCL 144A
3.73% (US Treasury
Yield Curve Rate T 5
Year+1.90%), 09/25/34
(a) USD 50 47,214
Par
(000’s) Value
Thailand (continued)
GC Treasury Center Co. Ltd.
144A
6.50% (US Treasury
Yield Curve Rate T 5
Year+2.81%), 09/10/30
(o)(a) USD 100 $ 97,281
Muangthai Capital PCL 144A
7.55%, 07/21/30 USD 100 99,067
243,562
Trinidad and Tobago : 0.2%
Heritage Petroleum Co. Ltd.
144A
9.00%, 08/12/29 USD 25 25,581
National Gas Co. of Trinidad
& Tobago Ltd. 144A
6.05%, 01/15/36 USD 100 92,113
117,694
Turkey : 3.0%
Akbank TAS 144A
7.50%, 01/20/30 USD 100 101,948
Eregli Demir ve Celik
Fabrikalari TAS 144A
8.38%, 07/23/29 USD 50 51,098
Mersin Uluslararasi Liman
Isletmeciligi AS 144A
8.25%, 11/15/28 USD 50 51,007
TC Ziraat Bankasi AS 144A
7.25%, 02/04/30 USD 100 100,450
Turk Telekomunikasyon AS
144A
7.38%, 05/20/29 USD 100 101,122
Turkcell Iletisim Hizmetleri
AS 144A
7.45%, 01/24/30 USD 100 101,374
Turkiye Garanti Bankasi AS
144A
8.12% (US Treasury
Yield Curve Rate T 5
Year+3.84%), 01/03/35
(a) USD 100 100,058
Turkiye Ihracat Kredi Bankasi
AS 144A
6.38%, 10/03/30 USD 100 96,736
Turkiye Is Bankasi AS 144A
7.75%, 06/12/29 USD 100 102,589
Turkiye Sinai Kalkinma
Bankasi AS 144A
7.12%, 10/17/29 USD 100 100,575
Turkiye Vakiflar Bankasi TAO
144A
7.25%, 07/31/30 USD 100 99,735
8.99% (US Treasury
Yield Curve Rate T 5
Year+4.67%), 10/05/34
(a) USD 100 102,700
Ulker Biskuvi Sanayi AS 144A
7.88%, 07/08/31 USD 100 101,065
Yapi ve Kredi Bankasi AS
144A

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Turkey (continued)
9.25%, 10/16/28 USD 200 $ 213,749
Zorlu Enerji Elektrik Uretim
AS 144A
11.00%, 04/23/30 USD 50 44,097
1,468,303
United Arab Emirates : 0.3%
Binghatti Sukuk 2 Spv Ltd.
Reg S
7.75%, 07/02/29 USD 200 158,110
Underline
United Kingdom : 11.3%
Allwyn Entertainment
Financing UK PLC Reg S
7.25%, 04/30/30 EUR 90 107,506
Amber Finco PLC Reg S
6.62%, 07/15/29 EUR 100 118,467
Ardonagh Finco Ltd. 144A
7.75%, 02/15/31 USD 100 101,246
Ardonagh Finco Ltd. Reg S
6.88%, 02/15/31 EUR 100 114,557
Aston Martin Capital
Holdings Ltd. 144A
10.00%, 03/31/29 USD 50 37,668
Atlantica Sustainable
Infrastructure Ltd. 144A
4.12%, 06/15/28 USD 100 97,194
Avianca Midco 2 PLC 144A
9.00%, 12/01/28 USD 37 35,688
9.62%, 02/14/30 USD 100 93,614
Azule Energy Finance Plc
144A
8.25%, 01/22/31 USD 100 101,100
Azule Energy Finance PLC
144A
8.12%, 01/23/30 USD 100 101,378
B&M European Value Retail
plc Reg S
8.12%, 11/15/30 GBP 100 134,301
BCP V Modular Services
Finance II PLC Reg S
4.75%, 11/30/28 EUR 100 108,877
Bellis Acquisition Co. PLC
Reg S
8.12%, 05/14/30 GBP 100 121,900
Belron UK Finance PLC 144A
5.75%, 10/15/29 USD 150 151,045
Biffa Group Holdings Ltd.
Reg S
5.25%, 06/15/31 EUR 100 111,750
Biocon Biologics Global PLC
144A
6.67%, 10/09/29 USD 100 98,932
Brightstar Lottery PLC Reg S
2.38%, 04/15/28 EUR 100 112,260
British Telecommunications
PLC Reg S
5.12% (EUR Swap Annual
5 Year+2.54%), 10/03/54
(a) EUR 100 117,418
Par
(000’s) Value
United Kingdom (continued)
Edge Finco PLC Reg S
8.12%, 08/15/31 GBP 100 $ 136,598
EG Global Finance PLC 144A
12.00%, 11/30/28 USD 100 107,047
Global Auto Holdings Ltd./
AAG FH UK Ltd 144A
8.75%, 01/15/32 USD 50 42,857
Heathrow Finance PLC Reg S
4.12%, 09/01/29 (s) GBP 100 123,259
Howden UK Refinance PLC
/ Howden UK Refinance
2 PLC / Howden US
Refinance LLC 144A
7.25%, 02/15/31 USD 50 50,460
HTA Group Ltd. 144A
7.50%, 06/04/29 USD 100 101,887
IHS Holding Ltd. 144A
8.25%, 11/29/31 USD 50 51,338
INEOS Finance PLC Reg S
6.38%, 04/15/29 EUR 100 109,123
6.62%, 05/15/28 EUR 100 112,480
INEOS Quattro Finance 2 Plc
144A
9.62%, 03/15/29 † USD 100 82,375
Ithaca Energy North Sea PLC
144A
8.12%, 10/15/29 USD 100 102,611
Jaguar Land Rover
Automotive PLC Reg S
4.50%, 07/15/28 EUR 100 114,540
Jerrold Finco PLC Reg S
7.88%, 04/15/30 GBP 100 131,634
Market Bidco Finco PLC
Reg S
6.75%, 01/31/31 EUR 100 111,113
Mobico Group PLC Reg S
4.88%, 09/26/31 EUR 100 89,367
Motion Bondco DAC 144A
6.62%, 11/15/27 † USD 100 96,172
NGG Finance PLC Reg S
2.12% (EUR Swap Annual
5 Year+2.53%), 09/05/82
(a) EUR 100 113,134
Nomad Foods Bondco PLC
Reg S
2.50%, 06/24/28 EUR 100 111,149
Panama Infrastructure
Receivable Purchaser PLC
144A
0.00%, 04/05/32 ^ USD 100 78,304
Paysafe Finance PLC /
Paysafe Holdings US Corp.
144A
4.00%, 06/15/29 † USD 100 82,369
Pinnacle Bidco PLC Reg S
8.25%, 10/11/28 EUR 100 119,345
Sisecam UK PLC 144A
8.25%, 05/02/29 USD 50 50,622
8.62%, 05/02/32 USD 50 50,496

Par
(000’s) Value
United Kingdom (continued)
Vedanta Resources Finance
II PLC 144A
9.47%, 07/24/30 USD 100 $ 101,387
10.88%, 09/17/29 USD 50 52,320
Virgin Media Secured
Finance PLC 144A
5.50%, 05/15/29 USD 50 47,984
Virgin Media Secured
Finance PLC Reg S
4.25%, 01/15/30 GBP 100 116,863
Vmed O2 UK Financing I PLC
144A
4.75%, 07/15/31 USD 100 86,143
7.75%, 04/15/32 USD 75 71,985
Vmed O2 UK Financing I PLC
Reg S
3.25%, 01/31/31 EUR 100 101,875
4.50%, 07/15/31 GBP 200 222,323
5.62%, 04/15/32 EUR 100 106,192
Vodafone Group PLC
4.12% (US Treasury
Yield Curve Rate T 5
Year+2.77%), 06/04/81
(a) USD 100 91,565
5.12% (US Treasury
Yield Curve Rate T 5
Year+3.07%), 06/04/81
(a) USD 100 77,777
7.00% (USD Swap Semi
30/360 5 Year+4.87%),
04/04/79 (a) USD 75 77,190
Vodafone Group PLC Reg S
8.00% (UK Govt Bonds 5
Year Note Generic Bid
Yield+3.84%), 08/30/86
(a) GBP 100 138,375
WE Soda Investments
Holding PLC 144A
9.50%, 10/06/28 USD 50 49,972
Zegona Finance PLC 144A
8.62%, 07/15/29 USD 100 105,059
Zegona Finance PLC Reg S
6.75%, 07/15/29 EUR 90 108,010
5,588,201
United States : 4.4%
3R Lux SARL 144A
9.75%, 02/05/31 USD 100 102,750
Ardagh Packaging Finance
PLC Escrow Shares
5.25%, 08/15/27 USD 30 9,684
Boots Group Finco LP Reg S
7.38%, 08/31/32 GBP 100 131,631
California Buyer Ltd. /
Atlantica Sustainable
Infrastructure PLC 144A
6.38%, 02/15/32 USD 50 48,884
Enerflex, Inc. 144A
6.88%, 01/15/31 USD 25 25,542
Par
(000’s) Value
United States (continued)
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA 144A
5.38%, 12/30/30 USD 100 $ 91,157
EUSHI Finance, Inc.
7.62% (US Treasury
Yield Curve Rate T 5
Year+3.14%), 12/15/54
(a) USD 50 51,730
Fibercop SpA 144A
6.38%, 11/15/33 USD 50 49,531
7.20%, 07/18/36 USD 50 49,763
7.72%, 06/04/38 USD 200 200,719
Fibercop SpA Reg S
7.88%, 07/31/28 EUR 100 123,616
Garrett Motion Holdings, Inc.
/ Garrett LX I Sarl 144A
7.75%, 05/31/32 USD 50 51,804
ION Platform Finance US,
Inc. / ION Platform Finance
SARL 144A
8.75%, 05/01/29 USD 100 93,103
9.50%, 05/30/29 USD 100 94,243
Kosmos Energy Ltd. 144A
8.75%, 10/01/31 USD 50 43,655
Kronos Acquisition Holdings,
Inc. 144A
8.25%, 06/30/31 † USD 25 15,531
LCPR Senior Secured
Financing DAC 144A
6.75%, 10/15/27 USD 75 50,789
Methanex US Operations,
Inc. 144A
6.25%, 03/15/32 USD 100 102,362
Mong Duong Finance
Holdings BV 144A
5.12%, 05/07/29 USD 58 57,045
New Flyer Holdings, Inc.
144A
9.25%, 07/01/30 USD 25 26,741
Open Text Holdings, Inc.
144A
4.12%, 02/15/30 USD 50 44,720
4.12%, 12/01/31 USD 25 21,354
Playtika Holding Corp. 144A
4.25%, 03/15/29 USD 25 19,535
RB Global Holdings, Inc.
144A
7.75%, 03/15/31 USD 40 41,482
Sasol Financing USA LLC
5.50%, 03/18/31 USD 50 45,151
Sasol Financing USA LLC
144A
8.75%, 05/03/29 USD 100 104,141
SierraCol Energy Andina
LLC/SierraCol Energy
Arauca/Colombia Energy
Development 144A
9.00%, 11/14/30 USD 100 99,620

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
Wynn Macau Ltd. 144A
5.12%, 12/15/29 USD 75 $ 71,975
5.62%, 08/26/28 USD 100 98,304
ZF North America Capital,
Inc. 144A
6.75%, 04/23/30 USD 50 48,404
6.88%, 04/14/28 USD 50 50,745
6.88%, 04/23/32 USD 125 118,879
2,184,590
Uzbekistan : 0.4%
Navoi Mining & Metallurgical
Combinat 144A
6.70%, 10/17/28 USD 100 101,987
6.95%, 10/17/31 USD 25 26,168
Uzbekneftegaz JSC 144A
Par
(000’s) Value
Uzbekistan (continued)
4.75%, 11/16/28 USD 50 $ 47,888
176,043
Total Corporate Bonds
(Cost: $49,042,052) 47,914,993
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.1%
Money Market Fund: 1.1%
(Cost: $522,606)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(b) 522,606 522,606
Total Investments: 98.3%
(Cost: $49,564,658) 48,437,599
Other assets less liabilities: 1.7% 832,102
NET ASSETS: 100.0% $ 49,269,701
Definitions:
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
(s) Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at March 31, 2026.
^ Zero Coupon Bond
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Security fully or partially on loan. Total market value of securities on loan is $577,746.
(a) Variable rate security — the rate shown is as of 03/31/26
(o) Perpetual Maturity — the date shown, if applicable, is the next call date
* Non-income producing
(d) Security in default
(b) The rate shown is the 7-day yield as of 03/31/26.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $20,750,343, or 42.1% of net assets.

The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds $ 47,914,993
Argentina $ — $ 1,083,101 $ — $ 1,083,101
Australia — 508,557 — 508,557
Austria — 172,491 — 172,491
Bahrain — 194,328 — 194,328
Belgium — 115,291 — 115,291
Bermuda — 153,300 — 153,300
Brazil — 1,734,921 — 1,734,921
Bulgaria — 110,907 — 110,907
Burkina Faso — 24,898 — 24,898
Canada — 3,836,371 — 3,836,371
Cayman Islands — 625,220 — 625,220
Chile — 242,579 — 242,579
China — 584,526 — 584,526
Colombia — 1,072,786 — 1,072,786
Costa Rica — 48,608 — 48,608
Czech Republic — 118,116 — 118,116
Denmark — 264,610 — 264,610
Dominican Republic — 25,494 — 25,494
Finland — 115,081 — 115,081
France — 5,516,689 — 5,516,689
Georgia — 23,737 — 23,737
Germany — 2,488,396 — 2,488,396
Greece — 579,359 — 579,359
Guatemala — 97,382 — 97,382
Hungary — 115,514 — 115,514
India — 542,886 — 542,886
Indonesia — 26,034 — 26,034
Ireland — 196,380 — 196,380
Israel — 268,529 — 268,529
Italy — 2,173,673 — 2,173,673
Jamaica — 101,828 — 101,828
Japan — 1,667,873 — 1,667,873
Jersey, Channel Islands — 88,432 — 88,432
Luxembourg — 3,741,019 — 3,741,019
Malta — 92,634 — 92,634
Mauritius — 248,564 — 248,564
Mexico — 1,829,021 — 1,829,021
Mongolia — 25,351 — 25,351
Netherlands — 3,936,940 — 3,936,940
Norway — 124,671 — 124,671
Oman — 303,716 — 303,716
Panama — 188,248 — 188,248
Peru — 320,288 — 320,288
Poland — 315,064 — 315,064
Portugal — 341,974 — 341,974
Romania — 116,525 — 116,525
Saudi Arabia — 195,110 — 195,110
Singapore — 115,574 — 115,574
South Africa — 154,225 — 154,225
Spain — 318,002 — 318,002
Sweden — 651,178 — 651,178
Tanzania — 42,489 — 42,489
Thailand — 243,562 — 243,562
Trinidad and Tobago — 117,694 — 117,694
Turkey — 1,468,303 — 1,468,303

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

United Arab Emirates $ — $ 158,110 $ — $ 158,110
United Kingdom — 5,588,201 — 5,588,201
United States — 2,184,590 — 2,184,590
Uzbekistan — 176,043 — 176,043
Money Market Fund 522,606 — — 522,606
Total Investments $ 522,606 $ 47,914,993 $ 0 $ 48,437,599